Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Notes to the consolidated financial statements
Trade receivables	€ 6,170	€ 18,504
Contract liabilities	€ 111,817	€ 142,095